Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,107,672.68
Total Fee Amount	1,948.27
Total Offset Amount	0.00
Net Fee	$ 1,948.27
Offering Table N/A
Offset Table N/A	N/A